Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 101,668	¥ 85,100
Contract liabilities	[1]	¥ 6,073	¥ 5,226

[1]	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.